INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mexico operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2021-2030
Unrecognized tax loss carry forward	$ 129,680	$ 131,032
Canada operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2025-2030
Unrecognized tax loss carry forward	$ 6,752	3,155
Chile Operation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2021-2030
Unrecognized tax loss carry forward	$ 13,817	11,989
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,561	12,296
Reclamation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	8,876	8,403
Exploration pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	6,172	0
Other Canada temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 13,918	$ 8,399